INCOME TAXES (Details 3)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		7,553,243	17,545,138	5,766,576
Decrease in valuation allowance		(735,773)	(2,035,788)	(1,379,408)
Preferential income tax rate		(7,069,673)	(8,301,350)	(4,486,178)
Entities not subject to income tax		1,624,864	833,483	1,695,485
Non-deductible expenses
Entertainment		1,213,569	1,344,639	1,308,601
Share-based compensation		3,218,514	3,066,099	1,162,993
Bad debt loss		1,058,750	47,296
Changes in tax rates		429,667	2,032,901
Tax rate differential		1,977,043	(53,254)	(1,503,124)
Prior year tax return true up				450,139
Additional deduction of research and development costs		(2,309,671)	(371,754)
Other		44,449	231,672	297,203
Total income tax expense	$ 1,127,871	7,004,982	14,339,082	3,312,287